Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—29.1%
	U.S. Treasury Bonds—5.6%
$500,000	2.250%, 8/15/2046	$513,037
1,500,000	2.750%, 8/15/2042	1,684,890
1,200,000	2.875%, 8/15/2045	1,383,391
775,000	2.875%, 5/15/2049	904,396
650,000	3.125%, 8/15/2044	779,321
1,000,000	4.375%, 11/15/2039	1,403,094
	TOTAL	6,668,129
	U.S. Treasury Notes—23.5%
525,000	1.375%, 9/30/2023	521,198
3,000,000	1.750%, 5/15/2022	3,012,045
2,000,000	2.000%, 2/15/2023	2,027,373
1,000,000	2.000%, 5/31/2024	1,020,281
1,350,000	2.250%, 11/15/2027	1,411,976
3,000,000	2.375%, 1/31/2023	3,076,391
3,000,000	2.500%, 1/15/2022	3,058,368
1,800,000	2.500%, 3/31/2023	1,856,703
1,000,000	2.500%, 2/28/2026	1,053,582
8,250,000	2.750%, 8/15/2021	8,411,479
2,500,000	2.750%, 7/31/2023	2,608,760
	TOTAL	28,058,156
	TOTAL U.S. TREASURIES (IDENTIFIED COST $32,912,839)	34,726,285
	ASSET-BACKED SECURITIES—0.3%
	Other—0.3%
155,474	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	157,079
127,790	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	128,131
101,932	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	102,248
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $385,158)	387,458
	GOVERNMENT AGENCIES—8.8%
	Federal Farm Credit System—1.1%
1,000,000	5.750%, 12/7/2028	1,305,219
	Federal Home Loan Bank System—4.0%
3,150,000	2.625%, 5/28/2020	3,166,491
1,100,000	7.125%, 2/15/2030	1,595,907
	TOTAL	4,762,398
	Federal Home Loan Mortgage Corporation—0.1%
72,000	6.750%, 9/15/2029	103,931
	Tennessee Valley Authority Bonds—3.6%
1,700,000	2.875%, 2/1/2027	1,811,855
2,000,000	4.650%, 6/15/2035	2,545,238
	TOTAL	4,357,093
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,981,335)	10,528,641

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—52.8%
	Federal Home Loan Mortgage Corporation—21.4%
$669,820	3.000%, 11/1/2045	$689,127
1,900,832	3.000%, 10/1/2046	1,946,120
747,217	3.000%, 10/1/2046	770,157
137,495	3.000%, 11/1/2046	140,685
1,531,850	3.500%, 7/1/2042	1,608,996
1,276,460	3.500%, 9/1/2043	1,340,744
353,658	3.500%, 5/1/2046	371,248
1,051,281	3.500%, 7/1/2046	1,103,896
2,856,844	3.500%, 11/1/2047	2,953,402
2,299,891	4.000%, 12/1/2041	2,456,965
264,490	4.000%, 1/1/2042	282,554
1,765,606	4.000%, 3/1/2046	1,858,603
695,051	4.000%, 11/1/2047	726,447
334,595	4.000%, 12/1/2047	350,546
437,431	4.000%, 4/1/2048	456,781
2,369,102	4.000%, 7/1/2048	2,471,676
16,138	4.500%, 10/1/2020	16,259
369,261	4.500%, 8/1/2040	399,428
816,176	4.500%, 12/1/2040	882,853
1,171,725	4.500%, 4/1/2041	1,266,350
16,075	5.000%, 2/1/2021	16,258
402,235	5.000%, 1/1/2034	440,437
123,983	5.000%, 5/1/2034	135,873
103,089	5.000%, 4/1/2036	113,650
28,553	5.000%, 5/1/2036	31,476
21,925	5.000%, 6/1/2036	24,169
191,882	5.000%, 6/1/2040	210,881
5,598	5.500%, 12/1/2020	5,675
673,974	5.500%, 5/1/2034	751,821
14,028	5.500%, 12/1/2035	15,668
154,274	5.500%, 2/1/2036	172,655
9,791	5.500%, 5/1/2036	10,967
14,436	5.500%, 5/1/2036	16,160
56,339	5.500%, 5/1/2036	62,978
5,593	5.500%, 6/1/2036	6,267
3,117	5.500%, 6/1/2036	3,493
111,549	5.500%, 11/1/2037	125,031
206,319	5.500%, 1/1/2038	231,302
226,383	5.500%, 3/1/2040	250,562
6,121	6.000%, 1/1/2032	6,917
5,402	6.000%, 1/1/2032	6,038
30,088	6.000%, 2/1/2032	33,817
126,748	6.000%, 4/1/2036	144,792
25,266	6.000%, 5/1/2036	28,980
229,908	6.000%, 6/1/2037	264,499
27,555	6.000%, 7/1/2037	31,609
16,087	6.500%, 6/1/2022	16,714
1,173	6.500%, 5/1/2024	1,260
8,637	6.500%, 3/1/2029	9,672
3,206	6.500%, 6/1/2029	3,576

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,254	6.500%, 7/1/2029	$3,652
585	6.500%, 9/1/2029	652
2,213	7.000%, 12/1/2029	2,526
1,036	7.000%, 6/1/2030	1,172
217	7.000%, 11/1/2030	249
183,080	7.000%, 4/1/2032	213,507
18,336	7.500%, 12/1/2030	21,347
12,024	7.500%, 1/1/2031	13,961
3,511	8.500%, 5/1/2030	4,073
979	9.000%, 2/1/2025	1,068
940	9.000%, 5/1/2025	1,035
	TOTAL	25,529,276
	Federal National Mortgage Association—21.2%
1,348,037	3.000%, 10/1/2046	1,380,154
272,900	3.000%, 11/1/2046	280,852
1,976,620	3.000%, 11/1/2046	2,022,478
1,331,427	3.000%, 1/1/2047	1,362,316
168,596	3.000%, 1/1/2047	172,507
74,739	3.000%, 2/1/2047	77,174
936,255	3.000%, 2/1/2048	962,365
487,652	3.000%, 2/1/2048	501,251
492,703	3.000%, 7/1/2049	500,131
2,844,794	3.500%, 9/1/2042	2,995,174
1,726,863	3.500%, 8/1/2046	1,791,975
1,444,802	3.500%, 9/1/2046	1,500,408
2,352,432	3.500%, 12/1/2046	2,439,294
1,542,400	3.500%, 12/1/2047	1,594,050
878,425	3.500%, 1/1/2048	922,390
431,771	4.000%, 2/1/2041	461,530
1,141,613	4.000%, 12/1/2041	1,220,294
923,167	4.000%, 4/1/2042	985,350
834,899	4.000%, 2/1/2048	873,656
432,129	4.000%, 2/1/2048	451,514
729,703	4.000%, 2/1/2048	761,753
2	4.500%, 12/1/2019	2
375,213	4.500%, 10/1/2041	405,280
305,503	5.000%, 7/1/2034	334,915
37,922	5.000%, 11/1/2035	41,773
22,261	5.500%, 11/1/2021	22,813
134,093	5.500%, 9/1/2034	150,117
72,568	5.500%, 1/1/2036	81,249
89,736	5.500%, 4/1/2036	100,385
20,279	6.000%, 8/1/2021	20,815
3,864	6.000%, 7/1/2029	4,266
2,081	6.000%, 5/1/2031	2,327
10,450	6.000%, 5/1/2036	11,958
6,468	6.000%, 7/1/2036	7,420
201,360	6.000%, 7/1/2036	230,999
50,614	6.000%, 9/1/2037	58,096
87,535	6.000%, 11/1/2037	100,524

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$45,871	6.000%, 12/1/2037	$50,022
135,237	6.000%, 3/1/2038	155,754
1,862	6.500%, 6/1/2029	2,107
2,356	6.500%, 6/1/2029	2,659
670	6.500%, 6/1/2029	757
27	6.500%, 7/1/2029	31
324	6.500%, 7/1/2029	363
266	6.500%, 7/1/2029	299
407	6.500%, 7/1/2029	420
238	6.500%, 7/1/2029	268
3,556	6.500%, 7/1/2029	4,018
250	6.500%, 8/1/2029	275
4,308	6.500%, 9/1/2030	4,885
28,435	6.500%, 6/1/2031	32,333
22,712	6.500%, 4/1/2032	25,700
1,828	7.000%, 2/1/2024	1,959
13,214	7.000%, 10/1/2029	15,160
3,522	7.000%, 10/1/2029	4,002
4,377	7.000%, 11/1/2030	5,063
97,129	7.000%, 4/1/2031	112,656
89,208	7.000%, 4/1/2032	104,005
2,090	7.500%, 8/1/2028	2,375
258	7.500%, 9/1/2028	296
3,781	7.500%, 2/1/2030	4,383
1,805	8.000%, 7/1/2030	2,106
	TOTAL	25,361,451
	Government Agency—0.3%
346,786	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	344,523
	Government National Mortgage Association—9.9%
2,730,724	3.000%, 11/20/2047	2,806,781
3,860,665	3.500%, 1/20/2048	4,058,445
1,203,278	3.500%, 2/20/2048	1,265,298
582,123	4.500%, 6/20/2039	627,380
521,972	4.500%, 10/15/2039	571,349
669,962	4.500%, 8/20/2040	721,702
321,138	5.000%, 7/15/2034	351,610
24,487	6.000%, 4/15/2032	27,417
47,213	6.000%, 5/15/2032	53,221
78,982	6.000%, 4/15/2036	89,937
230,403	6.000%, 5/15/2036	261,962
212,136	6.000%, 5/15/2036	241,317
42,151	6.000%, 7/20/2036	47,931
40,467	6.000%, 5/20/2037	46,144
230,796	6.000%, 7/20/2038	264,052
4,881	6.500%, 12/15/2023	5,157
8,871	6.500%, 5/15/2024	9,416
2,162	6.500%, 6/15/2029	2,418
4,903	6.500%, 6/15/2031	5,507
5,141	6.500%, 7/20/2031	5,833
4,895	6.500%, 8/20/2031	5,551

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$25,312	6.500%, 10/15/2031	$28,834
47,384	6.500%, 12/15/2031	53,570
7,161	6.500%, 4/15/2032	8,113
25,335	6.500%, 5/15/2032	28,762
206,313	6.500%, 5/15/2032	235,884
1,681	7.500%, 10/15/2029	1,941
390	7.500%, 10/15/2029	450
4,716	7.500%, 3/20/2030	5,419
1,022	8.000%, 4/15/2030	1,182
	TOTAL	11,832,583
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,521,137)	63,067,833
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
	Government National Mortgage Association—1.0%
1,170,411	GNMA REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,188,491
	Non-Agency Mortgage-Backed Securities—1.7%
120,264	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	79,334
276,521	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	281,427
620,102	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	630,168
1,077,297	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,095,496
	TOTAL	2,086,425
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,289,626)	3,274,916
	COMMERCIAL MORTGAGE-BACKED SECURITIES—4.5%
	Agency Commercial Mortgage-Backed Securities—4.5%
1,455,000	FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,565,877
1,143,000	FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,183,689
2,500,000	FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,652,151
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,190,523)	5,401,717
	REPURCHASE AGREEMENT—1.5%
1,737,000	Interest in $667,000,000 joint repurchase agreement 2.300%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466. (IDENTIFIED COST $1,737,000)	1,737,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $112,017,618)	119,123,850
	OTHER ASSETS AND LIABILITIES - NET—0.3%[1]	358,508
	TOTAL NET ASSETS—100%	$119,482,358
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit